12 Property, plant and equipment (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ 35,929,149	R$ 32,315,181	R$ 31,759,890
BRAZIL
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	15,105,253	15,682,081
MEXICO
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	13,632,787	11,826,309
UNITED STATES
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,823,655	4,545,974
Germany
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	363,975	258,291
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ 3,479	R$ 2,526